UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Enhanced Municipal Value Fund (NEV)
	January 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 111.7%
	MUNICIPAL BONDS – 110.8%
	Alabama – 1.0%
$ 2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	4/17 at 100.00	AA	$ 2,008,140
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
1,350	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%,	10/23 at 102.00	AA	1,518,588
	10/01/48 – AGM Insured
3,350	Total Alabama			3,526,728
	Arizona – 3.3%
1,585	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/22 at 100.00	AA–	2,180,072
	Option Bond Trust 3256, 16.397%, 1/01/43 (IF) (4)
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	2,181,280
2,500	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds,	7/19 at 100.00	AA	2,706,850
	Series 2009, 6.500%, 7/15/31 – BAM Insured
1,030	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great	7/21 at 100.00	BB+	1,115,099
	Hearts Academies – Veritas Project, Series 2012, 6.600%, 7/01/47
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	295,638
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	B+	2,159,600
	Series 2012A, 9.750%, 5/01/25
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	56,260
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32
1,631	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	4/17 at 100.00	N/R	1,534,298
	2005, 6.000%, 7/01/30
11,116	Total Arizona			12,229,097
	California – 15.6%
180	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	BBB+	195,658
	Subordinate Lien Series 2016B, 5.000%, 10/01/37
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/19 at 100.00	AA (5)	5,415,749
	2009F-1, 5.000%, 4/01/34 (Pre-refunded 4/01/19)
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1 (5)	1,183,166
	Tender Option Bond Trust 2015-XF2188, 17.047%, 10/01/38 (Pre-refunded 10/01/18) (IF) (4)
2,040	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA–	2,955,756
	Tender Option Bond Trust 2015-XF0120, 22.200%, 10/01/39 (IF) (4)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option
	Bond Trust 2016-XG0048:
300	21.524%, 8/15/26 (IF) (4)	8/20 at 100.00	AA–	498,270
1,700	21.524%, 8/15/26 (IF) (4)	8/20 at 100.00	AA–	2,802,025
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3 (5)	1,181,690
	2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)
3,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB	3,562,850
	University Medical Center, Series 2016A, 5.250%, 12/01/56
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	540,505
	of the West, Series 2010, 5.750%, 10/01/25
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	483,020
	Subordinate Series 2011A, 7.000%, 12/01/36
490	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilities	9/19 at 100.00	N/R (5)	554,474
	District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32 (Pre-refunded 9/01/19)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	1,689,080
	Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (8)
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	1,978,860
	Bonds, Series 2007A-1, 5.750%, 6/01/47
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Tender Option Bond Trust 2015-XF1038:
1,250	15.204%, 6/01/40 (IF) (4)	6/25 at 100.00	A+	1,783,813
2,445	15.192%, 6/01/40 (IF) (4)	6/25 at 100.00	A+	3,488,233
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	7/21 at 100.00	Aaa	5,553,440
	3253, 30.366%, 7/15/40 (Pre-refunded 7/15/21) (IF) (4)
960	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	N/R	960,586
	Bonds, Series 2007, 4.625%, 6/01/21
225	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	212,420
	2007B, 1.692%, 11/15/27
1,710	Los Angeles Community College District, California, General Obligation Bonds, Tender Option	8/18 at 100.00	AA+ (5)	2,286,732
	Bond Trust 2016-XG0045, 21.778%, 8/01/33 (Pre-refunded 8/01/18) (IF)
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	2,569,040
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender Option
	Bond Trust 2016-XL0022, 20.268%, 9/01/42 (IF) (4)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	581,406
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
1,080	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	1,291,108
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	1,363,248
	Project, Series 2011, 6.750%, 9/01/40
945	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	4/17 at 102.00	CCC+	895,680
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1 (5)	304,845
	6.750%, 11/01/39 (Pre-refunded 11/01/19)
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	283,140
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A– (5)	598,280
700	6.750%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	A– (5)	844,074
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB+ (5)	600,595
	Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27 (Pre-refunded 2/01/21)
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A (5)	436,954
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	A+	1,086,970
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	A+	3,443,184
	California, Revenue Bonds, Tender Option Bond Trust 2015-XF0117, 18.833%, 12/01/34 (IF) (4)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA (5)	3,176,492
	Election 2005 Series 2007, 5.000%, 8/01/31 (Pre-refunded 8/01/17) – AGM Insured
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project,	6/21 at 100.00	A+	1,216,641
	Series 2011A, 6.500%, 12/01/28
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AA	1,101,875
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
45,585	Total California			57,119,859
	Colorado – 3.3%
1,859	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	4/17 at 100.00	N/R	1,860,729
	Evergreen, Series 2005A, 6.500%, 12/01/35
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
26	5.000%, 6/01/17 (Alternative Minimum Tax) (6), (7)	No Opt. Call	N/R	25,732
250	6.200%, 4/01/18 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	224,835
2,000	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation	12/17 at 100.00	AA	1,970,400
	Bonds, Limited Tax Series 2007, 5.125%, 12/01/37 – RAAI Insured
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	AA–	1,372,400
	9/01/39 – NPFG Insured
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	578,650
4,030	6.500%, 11/15/38	No Opt. Call	A	5,358,287
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	849,059
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
13,455	Total Colorado			12,240,092
	Connecticut – 0.3%
936	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,016,702
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
	District of Columbia – 0.4%
1,500	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc.,	3/21 at 100.00	BBB–	1,624,995
	Series 2011, 6.375%, 3/01/31
	Florida – 5.9%
1,740	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	4/17 at 100.00	N/R	1,601,009
	2006A, 5.125%, 5/01/38
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds,	5/27 at 100.00	N/R	932,720
	Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	6/23 at 100.00	BBB–	2,189,620
	Refunding Series 2013A, 5.625%, 6/01/33
975	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	927,157
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB	1,120,910
	Charter School, Inc. Projects, Series 2011A, 7.500%, 6/15/33
1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A+	1,106,980
	Hospital, Series 2010A, 6.000%, 8/01/30
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	1,798,323
	2010A-1, 5.375%, 10/01/35
3,660	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition Series 2009A,	4/19 at 100.00	AA	3,867,266
	5.125%, 4/01/34 – AGC Insured
1,500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	1,645,035
	5.375%, 10/01/40
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,
	Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,055,060
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,079,820
425	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1,	7/17 at 100.00	AA– (5)	432,463
	Series 2007B, 5.000%, 7/01/33 (Pre-refunded 7/01/17) – NPFG Insured
80	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	63,612
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (8)
230	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	136,636
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (8)
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	41,723
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (8)
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	15,073
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40
235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	235,026
	2012A-1, 6.650%, 5/01/40
350	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	213,885
	2015-1, 0.000%, 5/01/40
215	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	110,688
	2015-2, 0.000%, 5/01/40 (6)
235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40 (6)
845	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	4/17 at 100.00	N/R	825,607
	5.400%, 5/01/37
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	1,110,359
	Bonds, Series 2012-A2, 5.500%, 5/01/34
21,440	Total Florida			21,508,975
	Georgia – 4.5%
12,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30 –	1/21 at 100.00	AA	13,385,160
	AGM Insured (UB)
615	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%,	1/19 at 100.00	A2 (5)	682,668
	1/01/31 (Pre-refunded 1/01/19)
430	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%,	1/19 at 100.00	A2 (5)	467,591
	1/01/20 (Pre-refunded 1/01/19)
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	Baa3	1,484,038
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A	99,611
260	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	306,584
14,645	Total Georgia			16,425,652
	Guam – 1.3%
1,760	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,817,957
1,250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	1,369,213
	Series 2013, 5.500%, 7/01/43
1,500	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	AA	1,644,795
4,510	Total Guam			4,831,965
	Illinois – 13.9%
2,710	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004,	12/22 at 100.00	N/R	2,705,637
	4.000%, 6/15/23 (Mandatory Put 12/15/22)
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	5,007,050
	Revenues, Series 2016, 6.000%, 4/01/46
1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/26 at 100.00	B	1,205,906
	2016B, 6.500%, 12/01/46
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
1,000	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	AA–	790,090
1,000	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	588,350
1,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B,	1/25 at 100.00	BBB+	983,310
	5.500%, 1/01/33
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
320	5.000%, 1/01/23	1/22 at 100.00	BBB+	320,400
160	5.000%, 1/01/25	1/22 at 100.00	BBB+	157,429
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470	5.000%, 1/01/24	No Opt. Call	BBB+	3,445,849
350	5.000%, 1/01/29	1/26 at 100.00	BBB+	335,423
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series	12/21 at 100.00	AA	2,306,720
	2005, 6.000%, 12/01/24 – AGM Insured
3,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B–	3,065,280
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust
	2016-XF2339:
1,605	18.672%, 9/01/38 (IF) (4)	9/22 at 100.00	BBB	1,896,661
1,540	15.259%, 9/01/38 (IF) (4)	9/22 at 100.00	BBB	1,764,332
645	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010,	5/20 at 100.00	BBB–	698,051
	6.125%, 5/15/27
355	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010,	5/20 at 100.00	N/R (5)	408,236
	6.125%, 5/15/27 (Pre-refunded 5/15/20)
835	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	4/17 at 100.00	BB–	834,975
	5.375%, 2/15/25
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/17 at 100.00	Baa3	3,800,960
	2006A, 5.000%, 4/01/36
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,001,560
	5.500%, 5/15/26
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option
	Bond Trust 2015-XF0076:
690	15.840%, 8/15/37 (IF)	8/22 at 100.00	AA+	908,316
150	15.840%, 8/15/43 (IF)	8/22 at 100.00	AA+	196,206
1,975	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Tender Option Bonds	8/19 at 100.00	AA+	3,004,864
	Trust 16-XL0021, 24.941%, 8/15/39 (IF) (4)
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	1,061,520
	5.125%, 5/15/35
35	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	N/R (5)	38,899
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding
	Series 2009:
30	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	33,306
935	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB– (5)	1,039,168
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	538,645
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust	8/21 at 100.00	AA	771,216
	2015-XF0121, 23.962%, 8/15/41 – AGM Insured (IF) (4)
2,235	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	3/17 at 100.00	Caa2 (5)	2,011,098
	IV LLC, Fullerton Village Project, Series 2004A, 5.000%, 6/01/24 (Pre-refunded 3/15/17) (6)
1,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B,	7/26 at 100.00	AA–	1,108,420
	5.000%, 1/01/41
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30 (9)	4/17 at 100.00	D	785,040
1,515	5.250%, 1/01/36 (9)	4/17 at 100.00	D	442,956
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	2,790,550
	Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	1,138,230
	2010, 6.000%, 6/01/28
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	1,020,980
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
2,500	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project, Refunding	3/25 at 100.00	AA	2,739,825
	Series 2015, 5.000%, 3/01/33 – BAM Insured
54,030	Total Illinois			50,945,458
	Indiana – 1.5%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	1,296,108
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	A–	1,539,660
	Project, Series 2013A, 5.000%, 7/01/35 (Alternative Minimum Tax)
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R (5)	2,530,600
	2011, 7.750%, 9/01/31 (Pre-refunded 9/01/21)
4,895	Total Indiana			5,366,368
	Iowa – 0.3%
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
995	5.000%, 12/01/19	No Opt. Call	B	1,000,174
155	5.250%, 12/01/25	12/23 at 100.00	B	155,209
1,150	Total Iowa			1,155,383
	Kansas – 2.4%
3,000	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding	5/20 at 100.00	A	3,228,660
	Series 2010S, 5.000%, 5/15/30
1,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	4/17 at 100.00	BB+	1,000,290
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	12/22 at 100.00	N/R	3,161,050
	Project, Series 2012, 6.000%, 12/15/32
1,130	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	1,251,746
8,695	Total Kansas			8,641,746
	Kentucky – 0.3%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series	8/23 at 100.00	AA	1,125,430
	2013, 5.700%, 8/01/39 – AGM Insured
	Louisiana – 3.7%
1,215	Louisiana Local Government Environmental Facilities and Community Development Authority,	10/25 at 100.00	AA	1,353,060
	Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative
	Student Facilities Inc. Project, Refunding Series 2015, 5.000%, 10/01/33 – AGM Insured
2,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General	5/20 at 100.00	A–	2,111,680
	Medical Center Project, Series 2010, 5.500%, 11/01/40
3,305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008,	5/23 at 100.00	A3	3,378,206
	4.250%, 12/01/38
2,620	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,878,673
	Project, Series 2011A, 7.750%, 12/15/31
985	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding	10/21 at 100.00	Aaa	1,147,466
	Series 2011, 5.250%, 10/01/28 (Pre-refunded 10/01/21)
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035,	5/20 at 100.00	AA	1,599,848
	16.252%, 5/01/39 (IF)
1,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB	1,002,470
	5.125%, 6/01/37
12,290	Total Louisiana			13,471,403
	Maryland – 0.2%
875	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line	9/26 at 100.00	BBB+	938,000
	Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/41 (Alternative Minimum Tax)
	Massachusetts – 1.3%
1,595	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series	7/26 at 100.00	BBB	1,694,624
	2016E, 5.000%, 7/01/35
1,620	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series	7/22 at 100.00	AA	1,744,319
	2013, 5.000%, 7/01/25 (Alternative Minimum Tax)
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	679,619
	2010A, 5.500%, 1/01/22
50	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	52,763
	2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)
775	Massachusetts Housing Finance Agency, Housing Bonds, Series 2010C, 5.000%, 12/01/30	6/20 at 100.00	AA	800,668
	(Alternative Minimum Tax)
4,665	Total Massachusetts			4,971,993
	Michigan – 1.4%
10	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	4/17 at 100.00	A	10,026
	7/01/34 – NPFG Insured
2,865	Marysville Public School District, Saint Clair County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa1 (5)	2,895,312
	School Building & Site Series 2007, 5.000%, 5/01/32 (Pre-refunded 5/01/17) – AGM Insured
2,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A (5)	2,351,265
	Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)
4,975	Total Michigan			5,256,603
	Mississippi – 0.1%
310	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	3/17 at 100.00	BBB+	311,544
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 0.2%
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	BBB–	646,637
	of West County, Series 2007A, 5.375%, 9/01/21
	Nevada – 1.3%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	2,160,860
	International Airport, Series 2010A, 5.000%, 7/01/30
1,670	Las Vegas, Nevada, General Obligation Bonds, Tender Option Bond Trust 2016-XF2312, 29.402%,	4/19 at 100.00	AA (5)	2,701,392
	4/01/39 (Pre-refunded 4/01/19) (IF) (4)
3,670	Total Nevada			4,862,252
	New Jersey – 4.2%
795	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A3	806,782
	Bonds, Series 2015WW, 5.250%, 6/15/40 (UB) (4)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/17 at 100.00	BB–	1,058,760
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	1,740,519
1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare	7/26 at 100.00	Baa2	1,609,708
	System, Series 2016A, 5.000%, 7/01/34
1,070	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,119,755
	5.000%, 12/01/26
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A3	7,488,600
	2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (4)
1,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Ba3	1,505,280
	Series 2007-1A, 4.625%, 6/01/26
27,475	Total New Jersey			15,329,404
	New York – 3.5%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	1,249,556
1,225	6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	1,400,396
2,500	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	2,866,975
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	A–	1,117,130
	College, Series 2011, 6.000%, 6/01/34
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	4/17 at 100.00	BBB	1,002,120
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	533,575
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
2,105	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	2,202,272
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	298,589
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,150	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,153,118
11,845	Total New York			12,823,731
	Ohio – 10.5%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,000	5.125%, 6/01/24	6/17 at 100.00	B–	910,680
6,000	5.750%, 6/01/34	6/17 at 100.00	B–	5,472,179
6,500	5.875%, 6/01/47	6/17 at 100.00	B–	5,979,348
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/20 at 100.00	BBB–	816,506
	Services, Improvement Series 2010A, 5.625%, 7/01/26
10,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015,	5/25 at 100.00	AA+	11,154,400
	5.000%, 5/15/40 (UB)
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	3,451,980
	2011A, 5.750%, 11/15/31
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,074,070
	Refunding & improvement Series 2010, 6.375%, 4/01/30
1,670	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust	5/19 at 100.00	A3	2,342,392
	2016-XF2311, 24.766%, 5/01/34 (IF) (4)
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	2,605,200
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,278,348
	Project, Series 2009E, 5.625%, 10/01/19
	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center,
	Refunding Series 2016:
1,460	5.000%, 2/15/33	2/26 at 100.00	A2	1,639,244
1,455	5.000%, 2/15/34	2/26 at 100.00	A2	1,625,235
40,045	Total Ohio			38,349,582
	Pennsylvania – 6.5%
1,313	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	1,320,008
	Series 2013, 5.000%, 5/15/26
1,390	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	B	1,437,608
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	12/21 at 100.00	B	1,454,340
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/17 at 100.00	B2	1,229,588
	General Hospital, Series 2005A, 5.125%, 4/01/35
530	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	B1	488,347
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47
	(Mandatory put 4/01/21)
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B:
2,000	3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	CCC+	827,020
1,000	2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	CCC+	560,000
150	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	162,284
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,350	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (5)	1,476,941
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	2,086,380
	Series 2009, 7.750%, 12/15/27
1,080	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	N/R (5)	1,608,109
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 16.268%, 8/01/24
	(Pre-refunded 8/01/20) (IF) (4)
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	4/17 at 100.00	BB+	988,090
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	1,066,000
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	N/R (5)	1,372,944
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties	7/26 at 100.00	Baa3	138,659
	Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A,
	5.000%, 7/01/31
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	1,114,470
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E:
3,530	0.000%, 12/01/30 (8)	12/27 at 100.00	A–	4,115,415
2,000	0.000%, 12/01/38 (8)	12/27 at 100.00	A–	2,356,520
23,508	Total Pennsylvania			23,802,723
	Puerto Rico – 0.7%
1,500	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds,	12/18 at 100.00	A+	1,583,085
	Modernization Series 2008, 5.125%, 12/01/27
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	Ca	1,053,880
	5.500%, 7/01/26 – AMBAC Insured
2,500	Total Puerto Rico			2,636,965
	Rhode Island – 0.3%
1,110	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/25 at 100.00	Baa2	1,221,755
	Building Projects, Refunding Series 2015A, 5.000%, 4/01/27
	South Carolina – 2.3%
7,500	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	12/26 at 100.00	AA–	8,382,450
	Refunding Series 2016B, 5.000%, 12/01/41 (UB)
	Tennessee – 0.0%
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	174,547
	Texas – 4.3%
80	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership	6/21 at 100.00	BB	75,784
	Prep School, Series 2016A, 5.000%, 6/15/46
3,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	N/R	35
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (6)
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien
	Series 2016:
1,300	5.000%, 1/01/33	1/26 at 100.00	BBB	1,411,891
1,350	5.000%, 1/01/34	1/26 at 100.00	BBB	1,459,836
2,095	5.000%, 1/01/35	1/26 at 100.00	BBB	2,258,913
150	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	151,826
	Project, Series 2012B, 4.750%, 11/01/42
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	258,710
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	9/21 at 100.00	AA+	3,050,010
	11947, 22.534%, 9/01/41 (IF)
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	12/21 at 100.00	N/R	800,000
	Home Inc., Series 2012, 7.250%, 12/15/47 (6)
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	537,796
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,
	Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
1,275	5.000%, 12/31/50 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	1,338,546
805	5.000%, 12/31/55 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	838,166
810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	916,880
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,144,340
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (5)	1,533,870
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
17,370	Total Texas			15,776,603
	Utah – 0.3%
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB	1,044,670
	School, Series 2010A, 6.250%, 7/15/30
	Vermont – 0.8%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School
	Project, Series 2011A:
1,000	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,027,470
1,760	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,797,347
2,760	Total Vermont			2,824,817
	Virginia – 0.8%
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	1,765,700
	Series 2007B1, 5.000%, 6/01/47
1,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB	1,081,720
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
3,010	Total Virginia			2,847,420
	Washington – 3.4%
5,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%,	4/26 at 100.00	Aa2	5,684,350
	10/01/31 (Alternative Minimum Tax) (UB)
240	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	3/17 at 100.00	N/R	237,746
	Series 2013, 5.750%, 4/01/43
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,163,480
	Center, Series 2011A, 5.375%, 1/01/31
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (5)	2,218,340
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1 (5)	2,227,340
	Series 2009, 5.625%, 10/01/40 (Pre-refunded 10/01/19)
11,240	Total Washington			12,531,256
	West Virginia – 0.2%
750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	768,795
	Series 2008, 6.500%, 10/01/38
	Wisconsin – 10.1%
3,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A,	2/19 at 102.00	AA–	3,849,860
	6.500%, 2/01/31
2,905	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	3,039,879
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/35
1,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A,	No Opt. Call	AA	610,570
	0.000%, 12/15/31
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health
	Alliance Senior Credit Group, Series 2016A:
10,000	5.000%, 11/15/35 (UB) (4)	5/26 at 100.00	AA+	11,188,700
5,000	5.000%, 11/15/36 (UB) (4)	5/26 at 100.00	AA+	5,577,550
3,000	5.000%, 11/15/39 (UB) (4)	5/26 at 100.00	AA+	3,338,970
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/20 at 100.00	Baa2 (5)	1,147,630
	2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	525,110
	Inc., Series 2010B, 5.000%, 4/01/30
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community
	Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118:
1,000	19.720%, 4/01/34 (IF) (4)	4/19 at 100.00	AA–	1,235,950
1,290	14.699%, 4/01/42 (IF) (4)	10/22 at 100.00	AA–	1,364,704
25	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Monroe Clinic Inc.,	8/25 at 100.00	A3	28,464
	Refunding Series 2016, 5.000%, 2/15/28
1,090	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A	1,144,478
	Living Communities, Refunding Series 2013, 5.000%, 8/15/43
2,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Tender Option Bond Trust	5/19 at 100.00	AA– (5)	4,100,500
	2016-XL0020, 29.863%, 5/01/36 (Pre-refunded 5/01/19) (IF) (4)
32,810	Total Wisconsin			37,152,365
	Wyoming – 0.7%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming,
	L.L.C. – University of Wyoming Project, Series 2011:
710	6.250%, 7/01/31	7/21 at 100.00	BBB	771,486
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,749,168
2,310	Total Wyoming			2,520,654
$ 399,120	Total Municipal Bonds (cost $382,463,972)			406,404,619

Shares	Description (1)			Value
	COMMON STOCKS – 0.9%

	Airlines – 0.9%
75,333	American Airlines Group Inc., (10)			$ 3,333,485
	Total Common Stocks (cost $2,340,765)			3,333,485
	Total Long-Term Investments (cost $384,804,737)			409,738,104

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MUNICIPAL BONDS – 0.3%
	Illinois – 0.3%
$ 1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Variable Rate Demand Obligations,	4/17 at 100.00	B+	$ 999,770
	Dedicated Revenues Series 2011C-1, 0.960%, 3/01/32 (Mandatory Put 3/01/17) (11)
	Total Short-Term Investments (cost $996,250)			999,770
	Total Investments (cost $385,800,987) – 112.0%			410,737,874
	Floating Rate Obligations – (13.2)%			(48,545,000)
	Other Assets Less Liabilities – 1.2%			4,579,610
	Net Assets – 100%			$ 366,772,484

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$406,378,887	$25,732	$406,404,619
Common Stocks	3,333,485	—	—	3,333,485
Short-Term Investments:
Municipal Bonds	—	999,770	—	999,770
Total	$3,333,485	$407,378,657	$25,732	$410,737,874

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments was $336,181,927.
Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$ 40,661,910
Depreciation	(14,650,926)
Net unrealized appreciation (depreciation) of investments	$ 26,010,984

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(9)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from
5.250% to 2.100%.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120– day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(11)
Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.

This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2017